Fair Value Measurements (Details Narrative) (10-K) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note payable, net of discount			$ 209,786
Convertible note payable, net of debt discount	$ 565,272	668,912	122,383
Level 3 in Fair Value Hierarchy [Member]
Derivative liability fair value classified as Level 3		$ 554,916	$ 0